Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information

Note 15 – Segment Information

The Company’s operating segments are determined based on the nature of their activities. The natural gas operations segment is engaged in the business of purchasing, distributing, and transporting natural gas. Revenues are generated from the distribution and transportation of natural gas. The construction services segment is primarily engaged in the business of providing utility companies with trenching and installation, replacement, and maintenance services for energy distribution systems, and providing industrial construction solutions. Over 99% of the total Company’s long-lived assets are in the United States.

The accounting policies of the reported segments are the same as those described within Note 1 – Summary of Significant Accounting Policies. Centuri accounts for the services provided to Southwest at contractual prices at contract inception. Accounts receivable for these services, which are not eliminated during consolidation, are presented in the table below (in thousands).

	December 31, 2017	December 31, 2016
Accounts receivable for Centuri services	$12,987	$10,585

The following table presents the amount of revenues for both segments by geographic area (thousands of dollars):

	December 31, 2017	December 31, 2016	December 31, 2015
Revenues (a)
United States	$2,345,134	$2,256,600	$2,289,133
Canada	203,658	203,890	174,492

Total	$2,548,792	$2,460,490	$2,463,625

(a)	Revenues are attributed to countries based on the location of customers.

The Company has two reportable segments: natural gas operations and construction services. Southwest has a single reportable segment that is referred to herein as the natural gas operations segment of the Company. In order to reconcile to net income as disclosed in the Consolidated Statements of Income, an Other column is included associated with impacts related to corporate and administrative activities related to Southwest Gas Holdings, Inc. The financial information pertaining to the natural gas operations and construction services segments for each of the three years in the period ended December 31, 2017 is as follows (thousands of dollars):

2017	Gas Operations	Construction Services	Other	Total
Revenues from unaffiliated customers	$1,302,308	$1,149,325	$—	$2,451,633
Intersegment sales	—	97,159	—	97,159

Total	$1,302,308	$1,246,484	$—	$2,548,792

Interest revenue	$2,784	$3	$—	$2,787

Interest expense	$69,733	$7,986	$345	$78,064

Depreciation and amortization	$201,922	$49,029	$—	$250,951

Income tax expense	$63,135	$2,390	$(437)	$65,088

Segment net income	$156,818	$38,360	$(1,337)	$193,841

Segment assets	$5,482,669	$752,496	$1,901	$6,237,066

Capital expenditures	$560,448	$63,201	$—	$623,649

2016	Gas Operations	Construction Services	Other	Total
Revenues from unaffiliated customers	$1,321,412	$1,040,957	$—	$2,362,369
Intersegment sales	—	98,121	—	98,121

Total	$1,321,412	$1,139,078	$—	$2,460,490

Interest revenue	$1,848	$1	$—	$1,849

Interest expense	$66,997	$6,663	$—	$73,660

Depreciation and amortization	$233,463	$55,669	$—	$289,132

Income tax expense	$58,584	$19,884	$—	$78,468

Segment net income	$119,423	$32,618	$—	$152,041

Segment assets	$5,001,756	$579,370	$—	$5,581,126

Capital expenditures	$457,120	$72,411	$—	$529,531

2015	Gas Operations	Construction Services	Other	Total
Revenues from unaffiliated customers	$1,454,639	$904,870	$—	$2,359,509
Intersegment sales	—	104,116	—	104,116

Total	$1,454,639	$1,008,986	$—	$2,463,625

Interest revenue	$1,754	$419	$—	$2,173

Interest expense	$64,095	$7,784	$—	$71,879

Depreciation and amortization	$213,455	$56,656	$—	$270,111

Income tax expense	$61,355	$18,547	$—	$79,902

Segment net income	$111,625	$26,692	$—	$138,317

Segment assets	$4,822,845	$535,840	$—	$5,358,685

Capital expenditures	$438,289	$49,711	$—	$488,000